Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current:
Accrued expenses	$ 51,174	$ 31,156
Non-current:
Stock compensation	163,221	132,645
Net operating loss carryforward	5,058,119	2,989,634
Research and development credit carry forward	267,325	100,480
Total deferred tax assets	5,539,839	3,253,915
Valuation allowance	(5,539,839)	(3,253,915)
Deferred tax asset, net of valuation allowance